Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net loss attributable to ordinary shareholders	$ (81,269)	$ (171,544)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	775	504
Non-cash share-based compensation	8,451	2,250
Non-cash interest expense	46
Non-cash consideration for licenses		93,391
Amortization of Strimvelis loss provision	(2,589)	(1,423)
Accretion of discount on marketable securities	(232)
Changes in operating assets and liabilities:
Trade and other receivables	370	(122)
Research and development tax credit receivable	(9,913)	(3,367)
Prepaid expenses and other assets	1,257	(2,662)
Accounts payable, accrued expenses and other current liabilities	9,784	34,103
Other Long-term liabilities	203	7,795
Net cash used in operating activities	(73,117)	(41,075)
Cash flows from investing activities:
Purchases of marketable securities	(286,399)
Purchases of property and equipment	(589)	(2,833)
Net cash used in investing activities	(286,988)	(2,833)
Cash flows from financing activities:
Issuance of debt from credit facility, net of debt issuance costs paid	24,695
Issuance of convertible preferred shares		2,250
Proceeds from share options and ESPP shares	1,270	25
Issuance of ADSs in follow-on offering, net of offering costs paid	130,163
Net cash provided by financing activities	156,128	2,275
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	922	539
Net decrease in cash, cash equivalents and restricted cash	(203,055)	(41,094)
Cash, cash equivalents, and restricted cash, beginning of period	339,681	89,856
Cash, cash equivalents, and restricted cash, end of period	136,626	48,762
Supplemental disclosure of non-cash investing and financing activities
Deferred offering costs and debt issuance costs in accounts payable and accrued expenses	726
Property and equipment included in accounts payable and accrued expenses	262	357
Convertible preferred shares issued for licenses		$ 93,391
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 199